Financial assets and other receivables - Other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 4,091	$ 5,057
Other current financial assets held with third parties	104	1,008
Other total financial assets held with third parties	4,195	6,065
Amortised cost | Other financial assets [Member]
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	3,348	3,456
Other total financial assets held with third parties	3,348	3,456
Amortised cost | Other financial assets [Member] | FerroPem SAS
Disclosure of financial assets [line items]
Deposits given to the French government	$ 2,718	2,679
Period for return of deposits	20 years
Fair value through other comprehensive income - designated | Equity securities
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 743	1,601
Other current financial assets held with third parties	104	1,008
Other total financial assets held with third parties	$ 847	$ 2,609